Fees Summary	Oct. 15, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	34,041.65
Total Transaction Valuation	246,500,000
Total Offset Amount	0
Net Fee	$ 34,041.65